Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents Book value	$ 34,425	$ 30,877	$ 2,551	$ 9,152
Cash and cash equivalents Fair value	34,425	30,877
Term Loan B, net of unamortized discount Book Value	202,965	0
Term Loan B, net of unamortized discount Fair Value	203,848	0
Other long-term debt, net of deferred finance costs Book value	0	124,087
Other long-term debt, net of deferred finance costs Fair value	$ 0	$ 124,087